INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
Interest expenses, net	$ 32,971	$ 31,808	$ 27,797
Amortization on debt	20,860	11,939	19,073
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	1,792	10,827	(2,053)
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14D		1,284	(5,624)
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	4,038	2,707	(1,327)
Others	1,148	826	2,436
Other financing expenses, net	$ 27,838	$ 27,583	$ 12,505